FINANCIAL RISK MANAGEMENT - Impact of change in short-term debt (Parenthetical) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Stated dollar impact sensitivity	$ 10